13. INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income And Social Contribution Taxes
Schedule of deferred income and social contribution taxes
	12.31.18	12.31.17
Assets
Tax loss carryforwards (corporate income tax)	1,724.0	1,438.9
Negative calculation basis (social contribution tax)	652.4	401.4

Temporary differences
Provisions for tax, civil and labor risks	323.0	398.0
Suspended collection taxes	22.9	12.3
Expected credit losses	126.6	116.1
Provision for property, plant and equipment losses	37.1	6.3
Provision for losses on tax credits	62.7	53.2
Provision for other obligations	106.9	92.8
Provision for inventory losses	39.5	98.6
Employees' benefits plan	137.5	127.4
Unrealized losses on derivatives financial instruments	30.5	80.4
Unrealized losses on inventories	2.4	4.4
Provision for losses - notes receivables	6.9	13.7
Business combination - Sadia (1)	84.6	206.8
Other temporary differences	131.1	96.7
	3,488.1	3,147.0

Temporary differences
Unrealized gains on fair value	(101.4)	(38.5)
Difference between tax and accounting basis of goodwill amortization	(318.5)	(301.8)
Difference between tax and accounting depreciation rate	(754.1)	(694.2)
Business combination - Sadia (1)	(724.0)	(727.1)
Business combination - AKF	(19.2)	(17.8)
Business combination - Dánica and Avex	-	(4.5)
Business combination - Invicta	-	(30.9)
Business combination - other companies	(20.4)	(35.8)
Other - exchange rate variation	(60.8)	(54.9)
Other temporary differences	(35.8)	(27.4)
	(2,034.2)	(1,932.9)

Total deferred tax	1,453.9	1,214.1

Total Assets	1,519.7	1,369.4
Total Liabilities	(65.8)	(155.3)
	1,453.9	1,214.1

Schedule of rollforward deferred tax
	12.31.18	12.31.17

Beginning balance	1,214.1	947.0
Deferred income and social contribution taxes recognized in the statement of income	340.1	210.6
Deferred income and social contribution taxes writte-off for fiscal loss and negative calculation basis - PERT	-	(56.9)
Deferred income and social contribution taxes recognized in other comprehensive income	(68.7)	15.2
Deferred income and social contribution taxes on disposals of goodwill from BRF Gmbh and Invicta	-	44.4
Deferred income and social contribution taxes related to discontinued operations	(35.4)	19.4
Other	3.8	34.4
Ending balance	1,453.9	1,214.1

Schedule of deferred tax
2019	0.1
2020	31.9
2021	134.3
2022	184.2
2023	286.4
2024 to 2026	1,010.4
2027 onwards	729.1
2,376.4

Schedule of income and social contribution taxes reconciliation
	12.31.18	Restated 12.31.17	Restated 12.31.16

Loss before income and social contribution taxes - continued operations	(2,447.8)	(1,218.6)	22.0
Nominal tax rate	34%	34%	34%
Credit (expense) at nominal rate	832.3	414.3	(7.5)

Reconciling itens
Income from associates and joint ventures	(104.0)	(64.1)	42.3
Exchange rate variation on foreign investments	110.0	71.7	(224.6)
Difference of tax rates on results of foreign subsidiaries	389.4	(205.1)	(144.9)
Deferred tax assets not recognized (1)	(591.7)	-	-
Interest on shareholders' equity	-	-	174.5
Stock options	(5.8)	(7.3)	(14.8)
Transfer price	(79.0)	(15.8)	(1.5)
Investment grant	59.2	49.1	41.7
Special Regime for the Reintegration of Tax Values for Exporting Companies (Reintegra)	2.3	8.4	1.0
Write-off of unrealized tax assets (2)	(268.7)	-	-
Other permanent differences	(10.7)	0.6	0.8
	333.3	251.8	(133.0)

Current income tax	(6.8)	41.2	(148.8)
Deferred income tax	340.1	210.6	15.8

Schedule of current and deferred income tax from foreign subsidiaries
	12.31.18	12.31.17	12.31.16
Taxable income from foreign subsidiaries, before taxes	1,066.1	(446.7)	(950.3)
Current income tax credit from foreign subsidiaries	(6.7)	(42.5)	(53.1)
Deferred income tax from foreign subsidiaries	(247.9)	(37.5)	259.9